Financial Assets and Liabilities - Summary of Maximum Exposure to Credit Risk (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	₱ 47,203	₱ 56,148
Collateral and Other Credit Enhancements*	521	505
Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	47,724	56,653
Financial assets at amortised cost, category [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	46,260	55,381
Collateral and Other Credit Enhancements*	521	505
Financial assets at amortised cost, category [member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	46,781	55,886
Financial assets at amortised cost, category [member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	595	596
Financial assets at amortised cost, category [member] | Debt Instruments at Amortized Cost [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	595	596
Financial assets at amortised cost, category [member] | Other Financial Assets [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	3,801	3,695
Financial assets at amortised cost, category [member] | Other Financial Assets [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	3,801	3,695
Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	16,031	25,106
Collateral and Other Credit Enhancements*	146	105
Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	16,177	25,211
Financial assets at amortised cost, category [member] | Short Term Investments1
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	122	129
Financial assets at amortised cost, category [member] | Short Term Investments1 | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	122	129
Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	9,650	9,698
Collateral and Other Credit Enhancements*	338	354
Financial assets at amortised cost, category [member] | Corporate subscribers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	9,988	10,052
Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	10,159	10,281
Collateral and Other Credit Enhancements*	37	46
Financial assets at amortised cost, category [member] | Retail subscribers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	10,196	10,327
Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	1,126	924
Financial assets at amortised cost, category [member] | Foreign administrations [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	1,126	924
Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	187	295
Financial assets at amortised cost, category [member] | Domestic carriers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	187	295
Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	4,589	4,657
Financial assets at amortised cost, category [member] | Dealers agents and others [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	4,589	4,657
financial assets at FVPL [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	943	767
financial assets at FVPL [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	943	767
financial assets at FVPL [Member] | Long Term Foreign Currency Options
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	96	81
financial assets at FVPL [Member] | Long Term Foreign Currency Options | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	96	81
financial assets at FVPL [Member] | Short Term Investments1
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	269	254
financial assets at FVPL [Member] | Short Term Investments1 | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	269	254
financial assets at FVPL [Member] | Financial Assets at FVPL
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	578	432
financial assets at FVPL [Member] | Financial Assets at FVPL | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	₱ 578	₱ 432